Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Loss per common share diluted	$ (0.02)	$ (0.05)	$ (0.05)	$ (0.1)	$ (0.16)	$ (0.51)
Weighted average number of common shares uutstanding diluted	80,951,591	67,805,572	80,880,494	67,296,655	72,040,167	53,219,180